Income Taxes (Narrative) (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 14,700					$ 14,700	$ 40,800
Deferred tax liabilities net	14,282					14,282	44,174
Valuation allowance	3,942					3,942	1,953
Interest and penalties related to uncertain tax benefits						300	100
Accrued interest and penalties	400					$ 400	$ 100
Corporate tax reduction	7,400
Reduction in net operating loss deferred tax asset	$ 400
Effective income tax rate		10.80%	(90.90%)	7.00%	10.00%
Federal corporate income tax rate				21.00%	35.00%